Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2018	Nov. 27, 2018
Income Tax Disclosure [Abstract]
Ownership interest	50.00%		25.00%	25.00%
Net operating loss carryforwards	$ 17,400,000	$ 11,100,000
Net operating loss carryforwards, expiration	Pre-2018 federal and state net operating loss ("NOL") carryovers may be carried forward for twenty years and begin to expire in 2026.
Deduction percentage of taxable income	80.00%
Rresearch and development tax credit carryforwards	$ 200,000
Rresearch and development tax credit carryforwards, expiration	Expire in 2027
Income tax rate, description	On December 22, 2017, which, among things, reduced the United States corporate income tax rate from 35% to 21%.
Income tax rate	21.00%	34.00%
Reduction in deferred tax asset		$ 1,700,000